Net Income Per Common Share (Reconciliation of Basic and Diluted Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016	Dec. 31, 2015
Basic earnings per common share: Net income
Net income (in Dollars)	$ 1,949	$ 2,054		$ 2,695		$ 2,314		$ 2,222		$ 1,627		$ 2,462		$ 2,315		$ 2,260		$ 9,285	$ 8,664
Weighted-average shares, basic	8,026,037							7,939,366										7,962,121	7,901,278
Basic earnings per share (in Dollars per share)	$ 0.24	$ 0.26	[1]	$ 0.34	[1]	$ 0.29	[1]	$ 0.28	[1]	$ 0.21	[1]	$ 0.31	[1]	$ 0.29	[1]	$ 0.29	[1]	$ 1.17	$ 1.10
Effect of dilutive securities:
Stock options and warrants (in shares)	278,552							197,342										215,318	174,474
Diluted EPS:
Net income plus assumed conversion (in Dollars)	$ 1,949							$ 2,222										$ 9,285	$ 8,664
Weighted-average shares, diluted	8,304,589							8,136,708										8,177,439	8,075,752
Diluted earnings per share (in Dollars per share)	$ 0.23	$ 0.25	[1]	$ 0.33	[1]	$ 0.28	[1]	$ 0.27	[1]	$ 0.20	[1]	$ 0.30	[1]	$ 0.29	[1]	$ 0.28	[1]	$ 1.14	$ 1.07

[1]	The sum of quarterly income per basic and diluted common share may not equal net income per basic and diluted common share, respectively, for the years ended December 31, 2016 and 2015 due to differences in the computation of weighted average diluted common shares on a quarterly and annual basis.